SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

17           SUBSEQUENT EVENTS

In March 2011, the Company appointed Bruno Le Barber as a member of its board of directors. Mr. Le Barber is the co-founder of Vortex Capital (“Vortex” ), a Hong Kong based gold fund. Previously he was a Vice President at Morgan Stanley in London where he advised trading desks and a large investor base while publishing macro-economic studies. Mr. Le Barber was also a global technical strategist with ABN Amro in Paris. He manages Vortex together with Emilio Alvarez, former Executive Director, Equity Research with Morgan Stanley in London.

In March 2011, the Company paid the initial $150,000 payment, as required under the agreement, for the acquisition of the 15,000 hectare Cerro Delta project in northwest La Rioja Province, Argentina.

In conjunction with the agreement, the Company completed a private placement of 6,560,000 units at $0.20 per unit, for total proceeds of $1,277,000. Each unit consists of one share and one share purchase warrant. Each warrant is exercisable for one share of common stock at an exercise price of $0.30 for a period of two years from the closing date.

In March 2011, the Company and a note holder agreed to cancel $17,778 in outstanding debt in exchange for 55,000 shares of the Company ‘s common stock.

In March 2011, the Company issued 500,000 shares of common stock and warrants to purchase 500,000 shares of common stock at $0.30, expiring on December 31, 2012, to a consultant.

In April 2011, the Company agreed to issue 423,753 of its common stock pursuant to a debt settlement agreement. The shares were valued at the time of the debt settlement agreement of $0.28 per share.